DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Detail)										3 Months Ended		12 Months Ended
	Apr. 21, 2021 USD ($) $ / shares shares	Jul. 23, 2020 USD ($) $ / shares shares	Mar. 23, 2020 USD ($) $ / shares shares	Nov. 21, 2019 USD ($) $ / shares shares	Aug. 21, 2019 USD ($) $ / shares shares	May 21, 2019 USD ($) $ / shares shares	Nov. 29, 2017 USD ($) $ / shares shares	Nov. 22, 2017 USD ($) $ / shares shares	Nov. 20, 2017 USD ($) $ / shares	Mar. 31, 2021 USD ($) Subsidiary $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Nov. 13, 2020 USD ($)	Sep. 30, 2020 USD ($)	May 22, 2019 USD ($)	Feb. 22, 2019 USD ($)	Dec. 31, 2018 USD ($)
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation										Sep. 18, 2017		Sep. 18, 2017
Voting Rights description								Each Unit consists of one share of common stock, one right ("Public Right") and one-half of one warrant ("Public Warrant"). Each Public Right will convert into one-tenth (1/10) of one share of common stock upon consummation of a Business Combination.
Exercise price | $ / shares								$ 11.50		$ 0.01		$ 0.01
Additional share sold during the period | shares							900,000
Price per share sold | $ / shares							$ 10.00
Gross proceeds							$ 9,225,000
Net proceeds were deposited in the Trust Account							9,000,000
Aggregate proceeds held in the Trust Account							$ 69,000,000
Representative Shares Issued | shares										120,000		120,000
Additional Representative Shares Issued | shares							18,000
Transaction costs							$ 2,172,419
Underwriting fees							1,725,000
Initial Public Offering costs							$ 447,419
Description of initial Business Combination										The Company's management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company's initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.		The Company's initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
Net tangible assets										$ 5,000,001		$ 5,000,001
Deposited into trust account																	$ 690,000
Additional deposited into trust account																$ 690,000
Common stock redemption shares | shares					846,888	2,119,772
Cash paid					$ 8,891,378	$ 22,099,233
Redemption price per share | $ / shares					$ 10.50	$ 10.43
Deposit an aggregate into trust					$ 236,000	$ 286,814
Trust account related to public share outstanding per share | $ / shares						$ 0.02
Third party contribution						$ 280,000
Principal amount						$ 6,814
Cash										232	$ 80,774	466	$ 6					$ 11,079
Cash and marketable securities held in Trust Account										5,968,035		5,967,947	32,005,205
Working capital deficit										643,461		609,509
Prepaid income taxes										51,642		51,642	0
Interest income										120,000		30,350
Interest withdrawn from trust account										716,788		716,788
Withdrawn from trust account										$ 0	$ 120,830	161,430	$ 512,993
State of incorporation										DE
Payments made for redeemption of stock												$ 299,253
Common Stock Subject to Mandatory Redemption [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of stock redeemed | shares	330
Payments made for redeemption of stock	$ 3,563
Share redemption price per share | $ / shares	$ 10.80
Big Rock Merger Corp
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation										Jan. 22, 2019
State of incorporation										DE
Number of subsidiaries | Subsidiary										1
Name of Acquired Entity										Big Rock Merger Corp
IPO
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Initial Public Offering | shares								6,000,000
Gross proceeds								$ 60,000,000
Exercise price | $ / shares										$ 10.00		$ 10.00
Price per share | $ / shares								$ 10.00
Proceeds from sale of initial public offering								$ 60,000,000
Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Initial Public Offering | shares							22,500
Exercise price | $ / shares							$ 11.50
Share sold during period | shares								250,000
Price per share | $ / shares							$ 10.00	$ 10.00
Gross proceeds								$ 2,500,000
Additional share sold during the period | shares							22,500
Gross proceeds							$ 225,000
Three Month
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Deposit into trust account									$ 690,000
Deposit into trust account per share | $ / shares									$ 0.10
Six Month
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Deposit into trust account									$ 1,380,000
Deposit into trust account per share | $ / shares									$ 0.20
Second Extension Term
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock redemption shares | shares				919,091
Cash paid				$ 9,736,077
Redemption price per share | $ / shares				$ 10.59
Deposit an aggregate into trust				$ 60,285
Principal amount				$ 90,427
Third Extension Term
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock redemption shares | shares			2,433,721
Cash paid			$ 25,997,965
Redemption price per share | $ / shares			$ 10.68
Common stock trading period			0
Weighted average price of common stock during the 10-day trading period | $ / shares			$ 11.00
Common stock, trading shares | $ / shares			$ 100,000
Deposited in trust account			$ 34,858
Loan amount from investor			$ 17,429
Fourth Extension Term
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Deposited into trust account												$ 55,274		$ 44,219	$ 22,110
Trust account related to public share outstanding per share | $ / shares		$ 0.02
Weighted average price of common stock during the 10-day trading period | $ / shares		11.00
Common stock, trading shares | $ / shares		$ 100,000
Number of shares of common stock related to redemption | shares		27,786
Paid cash to redeeming stockholders		$ 299,253
Redeeming stockholders per share | $ / shares		$ 10.77